DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS, FINTECH ACQUISITION CORP. II (Details)		7 Months Ended	12 Months Ended
	Jan. 25, 2017 USD ($) $ / shares shares	Dec. 31, 2015 USD ($)	Dec. 31, 2017 USD ($) Subsidiary	Dec. 31, 2016 USD ($)
Sale of Stock [Abstract]
Number of wholly owned subsidiaries | Subsidiary			2
Gross proceeds from private placement		$ 0	$ 4,200,000	$ 0
Transaction costs	$ 12,912,088
Underwriting fees	3,060,000
Deferred underwriting fees payable	9,190,000
Initial public offering cost	662,088
Deferred legal fees	$ 25,000
Percentage of Public Shares the Company may be obligated to redeem if Business Combination not completed	100.00%
Redemption price (in dollars per share) | $ / shares	$ 10.00
Percentage restriction on redemption of shares	20.00%
Minimum [Member]
Sale of Stock [Abstract]
Percentage of trust account	80.00%
Threshold value of net tangible assets for Business Combinations	$ 5,000,001
Initial Public Offering [Member]
Sale of Stock [Abstract]
Sale of stock, shares (in shares) | shares	17,500,000
Price per share (in dollars per share) | $ / shares	$ 10.00
Gross proceeds from initial public offering	$ 175,000,000
Over-allotment Option [Member]
Sale of Stock [Abstract]
Sale of stock, shares (in shares) | shares	2,200,000
Price per share (in dollars per share) | $ / shares	$ 10.00
Placement Units [Member]
Sale of Stock [Abstract]
Sale of stock, shares (in shares) | shares	420,000
Price per share (in dollars per share) | $ / shares	$ 10.00
Gross proceeds from initial public offering	$ 175,000,000
Gross proceeds from private placement	$ 4,200,000